Investment Strategy	Jun. 05, 2026
Corgi NVDA 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of NVIDIA Corporation. ("NVIDIA"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to NVIDIA Corporation. As of the date of this Prospectus, NVIDIA Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
NVIDIA Corporation (NASDAQ: NVDA) ("NVIDIA")
is a United States-based semiconductor and technology company engaged in the design, development, and sale of graphics processing units (GPUs), accelerated computing platforms, and artificial intelligence solutions. The company's principal products include data center GPUs, gaming GPUs, AI accelerators, networking hardware, and related software platforms, which are used in artificial intelligence, high-performance computing, data centers, autonomous systems, gaming, and professional visualization. NVIDIA operates globally and is headquartered in Santa Clara, California, United States.
Information regarding NVIDIA may be obtained from publicly available sources, including, but not limited to, the company's website (
https://www.nvidia.com
), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of NVIDIA Corporation. Information about NVIDIA Corporation included in this Prospectus is based on the date of this Prospectus. NVIDIA Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi TSLA 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Tesla, Inc. ("Tesla"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Tesla, Inc. As of the date of this Prospectus, Tesla, Inc. is assigned to the electric vehicle and automotive industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Tesla, Inc.
(NASDAQ: TSLA) ("Tesla") is
a United States-based automotive and clean energy company engaged in the design, development, manufacture, and sale of electric vehicles, battery energy storage systems, and solar energy products. The company's principal offerings include electric vehicles, autonomous driving software, battery storage solutions, and solar products. Tesla operates globally and is headquartered in Austin, Texas, United States.
Information regarding Tesla may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.tesla.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Tesla, Inc. Information about Tesla, Inc. included in this Prospectus is based on the date of this Prospectus. Tesla, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MU 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Micron Technology, Inc. ("Micron"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Micron Technology, Inc. As of the date of this Prospectus, Micron Technology, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Micron Technology, Inc. (NASDAQ: MU) ("Micron")
is a United States-based semiconductor company engaged in the design, development, manufacture, and sale of memory and storage products. The company's principal products include DRAM, NAND, and NOR memory solutions used in computing, mobile devices, data centers, automotive systems, and industrial applications. Micron operates globally and is headquartered in Boise, Idaho, United States.
Information regarding Micron may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.micron.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Micron Technology, Inc. Information about Micron Technology, Inc. included in this Prospectus is based on the date of this Prospectus. Micron Technology, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi SNDK 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SanDisk Corporation ("SanDisk"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to SanDisk Corporation. As of the date of this Prospectus, SanDisk Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
SanDisk Corporation (NASDAQ: SNDK) ("SanDisk")
is a United States-based semiconductor and storage technology company engaged in the development and sale of flash memory storage solutions. The company's principal products include NAND flash memory, solid-state drives, embedded storage, and removable storage products used in consumer electronics, data centers, and enterprise applications. SanDisk operates globally and is headquartered in Milpitas, California, United States.
Information regarding SanDisk may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.sandisk.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of SanDisk Corporation. Information about SanDisk Corporation included in this Prospectus is based on the date of this Prospectus. SanDisk Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi GOOGL 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Alphabet Inc. ("Alphabet"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Alphabet Inc. As of the date of this Prospectus, Alphabet Inc. is assigned to the internet platform and digital advertising industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Alphabet Inc. (NASDAQ: GOOGL) ("Alphabet")
is a United States-based technology company engaged in digital advertising, cloud computing, artificial intelligence, and software services. Its principal businesses include Google Search, YouTube, Google Cloud, Android, and other technology platforms. Alphabet operates globally and is headquartered in Mountain View, California, United States.
Information regarding Alphabet may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.abc.xyz), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Alphabet Inc. Information about Alphabet Inc. included in this Prospectus is based on the date of this Prospectus. Alphabet Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MSTR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Strategy, Inc. ("Strategy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Strategy, Inc. As of the date of this Prospectus, Strategy, Inc. is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Strategy, Inc. (NASDAQ: MSTR) ("Strategy")
is a United States-based company that operates as a bitcoin treasury company, strategically acquiring and holding bitcoin as its primary treasury reserve asset. The company also provides AI-powered enterprise analytics and business intelligence software. Strategy operates globally and is headquartered in Tysons, Virginia, United States.
Information regarding Strategy may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.strategy.com/), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Strategy, Inc. Information about Strategy, Inc. included in this Prospectus is based on the date of this Prospectus. Strategy, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi AMD 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Advanced Micro Devices, Inc. ("AMD"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Advanced Micro Devices, Inc. As of the date of this Prospectus, Advanced Micro Devices, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Advanced Micro Devices, Inc. (NASDAQ: AMD) ("AMD")
is a United States-based semiconductor company engaged in the design and development of processors, graphics technologies, and computing solutions. Its principal products include CPUs, GPUs, data center accelerators, and adaptive computing solutions used in cloud computing, personal computers, gaming, and embedded applications. AMD operates globally and is headquartered in Santa Clara, California, United States.
Information regarding AMD may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.amd.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Advanced Micro Devices, Inc. Information about Advanced Micro Devices, Inc. included in this Prospectus is based on the date of this Prospectus. Advanced Micro Devices, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MSFT 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Microsoft Corporation ("Microsoft"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Microsoft Corporation. As of the date of this Prospectus, Microsoft Corporation is assigned to the software and cloud computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Microsoft Corporation (NASDAQ: MSFT) ("Microsoft")
is a United States-based technology company engaged in software development, cloud computing, hardware, and digital services. Its principal products include operating systems, productivity software, cloud infrastructure services, enterprise solutions, and computing devices. Microsoft operates globally and is headquartered in Redmond, Washington, United States.
Information regarding Microsoft may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.microsoft.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Microsoft Corporation. Information about Microsoft Corporation included in this Prospectus is based on the date of this Prospectus. Microsoft Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi META 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Meta Platforms, Inc. ("Meta"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Meta Platforms, Inc. As of the date of this Prospectus, Meta Platforms, Inc. is assigned to the internet platform and digital advertising industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Meta Platforms, Inc. (NASDAQ: META) ("Meta")
is a United States-based technology company engaged in social media, digital advertising, virtual reality, and artificial intelligence technologies. The company's principal platforms include Facebook, Instagram, WhatsApp, and Reality Labs products. Meta operates globally and is headquartered in Menlo Park, California, United States.
Information regarding Meta may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.meta.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Meta Platforms, Inc. Information about Meta Platforms, Inc. included in this Prospectus is based on the date of this Prospectus. Meta Platforms, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi PLTR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Palantir Technologies Inc. ("Palantir"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Palantir Technologies Inc. As of the date of this Prospectus, Palantir Technologies Inc. is assigned to the data analytics and AI software industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Palantir Technologies Inc. (NASDAQ: PLTR) ("Palantir")
is a United States-based software company engaged in data analytics platforms for government and commercial customers. Its principal products include platforms for data integration, analytics, and artificial intelligence-driven decision support. Palantir operates globally and is headquartered in Denver, Colorado, United States.
Information regarding Palantir may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.palantir.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Palantir Technologies Inc. Information about Palantir Technologies Inc. included in this Prospectus is based on the date of this Prospectus. Palantir Technologies Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi COIN 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Coinbase Global, Inc. ("Coinbase"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Coinbase Global, Inc. As of the date of this Prospectus, Coinbase Global, Inc. is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Coinbase Global, Inc. (NASDAQ: COIN) ("Coinbase")
is a United States-based financial technology company that operates a cryptocurrency trading platform and related infrastructure services. The company's principal offerings include digital asset trading, custody, staking, stablecoin services, and blockchain infrastructure solutions. Coinbase operates globally and is headquartered in San Francisco, California, United States.
Information regarding Coinbase may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.coinbase.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Coinbase Global, Inc. Information about Coinbase Global, Inc. included in this Prospectus is based on the date of this Prospectus. Coinbase Global, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi AMZN 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Amazon.com, Inc. ("Amazon"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Amazon.com, Inc. As of the date of this Prospectus, Amazon.com, Inc. is assigned to the e-commerce and cloud computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Amazon.com, Inc. (NASDAQ: AMZN) ("Amazon")
is a United States-based technology and e-commerce company engaged in online retail, cloud computing, digital streaming, and artificial intelligence services. Its principal businesses include online marketplaces, Amazon Web Services, subscription services, logistics, and consumer devices. Amazon operates globally and is headquartered in Seattle, Washington, United States.
Information regarding Amazon may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.amazon.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Amazon.com, Inc. Information about Amazon.com, Inc. included in this Prospectus is based on the date of this Prospectus. Amazon.com, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi TSM 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Taiwan Semiconductor Manufacturing Company Limited ("TSMC"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Taiwan Semiconductor Manufacturing Company Limited. As of the date of this Prospectus, Taiwan Semiconductor Manufacturing Company Limited is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) ("TSMC")
is a Taiwan-based semiconductor manufacturer engaged in the fabrication of integrated circuits for fabless semiconductor companies. The company's principal services include advanced semiconductor manufacturing, wafer fabrication, and packaging technologies. TSMC operates globally and is headquartered in Hsinchu, Taiwan.
Information regarding TSMC may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.tsmc.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Taiwan Semiconductor Manufacturing Company Limited. Information about Taiwan Semiconductor Manufacturing Company Limited included in this Prospectus is based on the date of this Prospectus. Taiwan Semiconductor Manufacturing Company Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi APP 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AppLovin Corporation ("AppLovin"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to AppLovin Corporation. As of the date of this Prospectus, AppLovin Corporation is assigned to the mobile application technology and digital advertising industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
AppLovin Corporation (NASDAQ: APP) ("AppLovin")
is a United States-based technology company engaged in software and advertising solutions for mobile applications. The company's principal products include mobile app monetization tools, marketing platforms, and advertising software solutions powered by machine learning technologies. AppLovin operates globally and is headquartered in Palo Alto, California, United States.
Information regarding AppLovin may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.applovin.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of AppLovin Corporation. Information about AppLovin Corporation included in this Prospectus is based on the date of this Prospectus. AppLovin Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ASTS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AST SpaceMobile, Inc. ("AST SpaceMobile"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to AST SpaceMobile, Inc. As of the date of this Prospectus, AST SpaceMobile, Inc. is assigned to the aerospace and space technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
AST SpaceMobile, Inc. (NASDAQ: ASTS) ("AST SpaceMobile")
is a United States-based communications technology company developing a space-based cellular broadband network intended to connect standard mobile phones directly to satellites. The company seeks to provide connectivity services to mobile network operators and enable broadband coverage in areas underserved by terrestrial infrastructure. AST SpaceMobile operates globally and is headquartered in Midland, Texas, United States.
Information regarding AST SpaceMobile, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://ast-science.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of AST SpaceMobile, Inc. Information about AST SpaceMobile, Inc. included in this Prospectus is based on the date of this Prospectus. AST SpaceMobile, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi AVGO 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Broadcom Inc. ("Broadcom"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Broadcom Inc. As of the date of this Prospectus, Broadcom Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Broadcom Inc. (NASDAQ: AVGO) ("Broadcom")
is a United States-based semiconductor and infrastructure software company engaged in the design, development, and supply of a broad range of semiconductor solutions and software products. The company's products serve data center, networking, broadband, wireless, storage, industrial, and enterprise software markets. Broadcom operates globally and is headquartered in Palo Alto, California, United States.
Information regarding Broadcom Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.broadcom.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Broadcom Inc. Information about Broadcom Inc. included in this Prospectus is based on the date of this Prospectus. Broadcom Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ORCL 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Oracle Corporation ("Oracle"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Oracle Corporation. As of the date of this Prospectus, Oracle Corporation is assigned to the enterprise software and cloud computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Oracle Corporation (NYSE: ORCL) ("Oracle")
is a United States-based technology company engaged in enterprise software, cloud infrastructure, and database products and services. The company provides cloud applications, cloud infrastructure services, and database technologies used by businesses and governments. Oracle operates globally and is headquartered in Austin, Texas, United States.
Information regarding Oracle Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.oracle.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Oracle Corporation. Information about Oracle Corporation included in this Prospectus is based on the date of this Prospectus. Oracle Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ASML 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ASML Holding N.V. ("ASML"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to ASML Holding N.V. As of the date of this Prospectus, ASML Holding N.V. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
ASML Holding N.V. (NASDAQ: ASML) ("ASML")
is a Netherlands-based technology company that designs and manufactures advanced lithography systems used in the production of semiconductors. Its systems are critical equipment for leading-edge chip fabrication and are sold to semiconductor manufacturers worldwide. ASML operates globally and is headquartered in Veldhoven, Netherlands.
Information regarding ASML Holding N.V. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.asml.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ASML Holding N.V. Information about ASML Holding N.V. included in this Prospectus is based on the date of this Prospectus. ASML Holding N.V. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi SMCI 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Super Micro Computer, Inc. ("Supermicro"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Super Micro Computer, Inc. As of the date of this Prospectus, Super Micro Computer, Inc. is assigned to the server and data center infrastructure industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Super Micro Computer, Inc. (NASDAQ: SMCI) ("Supermicro")
is a United States-based technology company engaged in the design and manufacture of server and storage systems, including high-performance and AI-optimized computing solutions. The company's products are used in enterprise, cloud, data center, and edge computing environments. Supermicro operates globally and is headquartered in San Jose, California, United States.
Information regarding Super Micro Computer, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.supermicro.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Super Micro Computer, Inc. Information about Super Micro Computer, Inc. included in this Prospectus is based on the date of this Prospectus. Super Micro Computer, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi IONQ 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of IonQ, Inc. ("IonQ"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to IonQ, Inc. As of the date of this Prospectus, IonQ, Inc. is assigned to the quantum computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
IonQ, Inc. (NYSE: IONQ) ("IonQ")
is a United States-based technology company focused on the development of quantum computing systems and related cloud-accessible quantum computing services. The company develops trapped-ion quantum computing hardware and software intended to enable quantum applications for enterprise and research customers. IonQ operates globally and is headquartered in College Park, Maryland, United States.
Information regarding IonQ, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://ionq.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of IonQ, Inc. Information about IonQ, Inc. included in this Prospectus is based on the date of this Prospectus. IonQ, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi RKLB 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rocket Lab USA, Inc. ("Rocket Lab"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Rocket Lab USA, Inc. As of the date of this Prospectus, Rocket Lab USA, Inc. is assigned to the aerospace and space technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Rocket Lab USA, Inc. (NASDAQ: RKLB) ("Rocket Lab")
is a United States-based space company engaged in the development and launch of small and medium-class rockets and the manufacture of spacecraft components and systems. The company provides launch services and space systems products for commercial and government customers. Rocket Lab operates globally and is headquartered in Long Beach, California, United States.
Information regarding Rocket Lab USA, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.rocketlabusa.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rocket Lab USA, Inc. Information about Rocket Lab USA, Inc. included in this Prospectus is based on the date of this Prospectus. Rocket Lab USA, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi AAPL 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Apple Inc. ("Apple"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Apple Inc. As of the date of this Prospectus, Apple Inc. is assigned to the consumer electronics and technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Apple Inc. (NASDAQ: AAPL) ("Apple")
is a United States-based technology company engaged in the design, manufacture, and sale of consumer electronics, software, and services. The company's principal products include iPhone, iPad, Mac, and wearable devices, along with services such as digital content, cloud services, and payments. Apple operates globally and is headquartered in Cupertino, California, United States.
Information regarding Apple Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.apple.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Apple Inc. Information about Apple Inc. included in this Prospectus is based on the date of this Prospectus. Apple Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi UNH 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of UnitedHealth Group Incorporated ("UnitedHealth Group"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to UnitedHealth Group Incorporated. As of the date of this Prospectus, UnitedHealth Group Incorporated is assigned to the health care industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
UnitedHealth Group Incorporated (NYSE: UNH) ("UnitedHealth Group")
is a United States-based health care company providing health benefits and health services. The company operates through businesses that offer insurance products, pharmacy services, and health care delivery and analytics services. UnitedHealth Group operates primarily in the United States and is headquartered in Minnetonka, Minnesota, United States.
Information regarding UnitedHealth Group Incorporated may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.unitedhealthgroup.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of UnitedHealth Group Incorporated. Information about UnitedHealth Group Incorporated included in this Prospectus is based on the date of this Prospectus. UnitedHealth Group Incorporated is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi OKLO 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Oklo Inc. ("Oklo"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Oklo Inc. As of the date of this Prospectus, Oklo Inc. is assigned to the nuclear and advanced energy industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Oklo Inc. (NYSE: OKLO) ("Oklo")
is a United States-based advanced nuclear technology company developing compact fast reactor power systems and related fuel recycling technologies. The company aims to provide clean, reliable energy solutions for commercial and industrial customers. Oklo is headquartered in Santa Clara, California, United States.
Information regarding Oklo Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://oklo.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Oklo Inc. Information about Oklo Inc. included in this Prospectus is based on the date of this Prospectus. Oklo Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi NFLX 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Netflix, Inc. ("Netflix"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Netflix, Inc. As of the date of this Prospectus, Netflix, Inc. is assigned to the streaming entertainment industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Netflix, Inc. (NASDAQ: NFLX) ("Netflix")
is a United States-based entertainment company engaged in subscription-based streaming of television series, films, and other content. The company also develops and licenses original content distributed through its streaming platform. Netflix operates globally and is headquartered in Los Gatos, California, United States.
Information regarding Netflix, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.netflix.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Netflix, Inc. Information about Netflix, Inc. included in this Prospectus is based on the date of this Prospectus. Netflix, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi BRKB 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Berkshire Hathaway Inc. ("Berkshire Hathaway"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Berkshire Hathaway Inc. As of the date of this Prospectus, Berkshire Hathaway Inc. is assigned to the diversified holding company industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Berkshire Hathaway Inc. (NYSE: BRK.B) ("Berkshire Hathaway")
is a United States-based holding company with subsidiaries engaged in insurance, rail transportation, energy and utilities, manufacturing, services, and retailing, and it also holds significant equity investments in publicly traded companies. Berkshire Hathaway is headquartered in Omaha, Nebraska, United States.
Information regarding Berkshire Hathaway Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.berkshirehathaway.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Berkshire Hathaway Inc. Information about Berkshire Hathaway Inc. included in this Prospectus is based on the date of this Prospectus. Berkshire Hathaway Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CRWV 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of CoreWeave, Inc. ("CoreWeave"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to CoreWeave, Inc. As of the date of this Prospectus, CoreWeave, Inc. is assigned to the cloud computing and AI infrastructure industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
CoreWeave, Inc. (NASDAQ: CRWV) ("CoreWeave")
is a United States-based cloud infrastructure provider focused on accelerated computing, including GPU-optimized cloud services for artificial intelligence and high-performance computing workloads. The company provides infrastructure services to enterprise and technology customers. CoreWeave is headquartered in Roseland, New Jersey, United States.
Information regarding CoreWeave, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.coreweave.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of CoreWeave, Inc. Information about CoreWeave, Inc. included in this Prospectus is based on the date of this Prospectus. CoreWeave, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi INTC 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Intel Corporation ("Intel"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Intel Corporation. As of the date of this Prospectus, Intel Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Intel Corporation (NASDAQ: INTC) ("Intel")
is a United States-based semiconductor company engaged in the design and manufacture of processors, chipsets, and related technologies for personal computers, data centers, and networking applications. The company also provides foundry and other semiconductor services. Intel operates globally and is headquartered in Santa Clara, California, United States.
Information regarding Intel Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.intel.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Intel Corporation. Information about Intel Corporation included in this Prospectus is based on the date of this Prospectus. Intel Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi BABA 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Alibaba Group Holding Limited ("Alibaba"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Alibaba Group Holding Limited. As of the date of this Prospectus, Alibaba Group Holding Limited is assigned to the e-commerce and cloud computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Alibaba Group Holding Limited (NYSE: BABA) ("Alibaba")
is a China-based technology company engaged in e-commerce, cloud computing, digital media, and logistics services. The company operates online and mobile marketplaces and provides cloud infrastructure and related services. Alibaba operates globally and is headquartered in Hangzhou, China.
Information regarding Alibaba Group Holding Limited may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.alibabagroup.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Alibaba Group Holding Limited. Information about Alibaba Group Holding Limited included in this Prospectus is based on the date of this Prospectus. Alibaba Group Holding Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi HOOD 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Robinhood Markets, Inc. ("Robinhood"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Robinhood Markets, Inc. As of the date of this Prospectus, Robinhood Markets, Inc. is assigned to the financial technology and brokerage industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Robinhood Markets, Inc. (NASDAQ: HOOD) ("Robinhood")
is a United States-based financial services company that provides a mobile-first platform for brokerage services, cryptocurrency trading, and related financial products. The company offers self-directed investing tools and ancillary services for retail customers. Robinhood is headquartered in Menlo Park, California, United States.
Information regarding Robinhood Markets, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.robinhood.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Robinhood Markets, Inc. Information about Robinhood Markets, Inc. included in this Prospectus is based on the date of this Prospectus. Robinhood Markets, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi GEV 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of GE Vernova Inc. ("GE Vernova"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to GE Vernova Inc. As of the date of this Prospectus, GE Vernova Inc. is assigned to the energy technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
GE Vernova Inc. (NYSE: GEV) ("GE Vernova")
is a United States-based energy company providing technologies and services for power generation, electrification, and energy transition. Its offerings include gas and steam turbines, grid solutions, and services supporting renewable and conventional power systems. GE Vernova operates globally and is headquartered in Cambridge, Massachusetts, United States.
Information regarding GE Vernova Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.gevernova.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of GE Vernova Inc. Information about GE Vernova Inc. included in this Prospectus is based on the date of this Prospectus. GE Vernova Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi BMNR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of BitMine Immersion Technologies, Inc. ("BitMine"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to BitMine Immersion Technologies, Inc. As of the date of this Prospectus, BitMine Immersion Technologies, Inc. is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
BitMine Immersion Technologies, Inc. (NYSE American: BMNR) ("BitMine")
is a United States-based blockchain and digital asset technology company that focuses on cryptocurrency infrastructure, treasury strategies, and related services. The company provides digital asset ecosystem services, including consulting, advisory, equipment leasing, and power and hosting optimization solutions, and engages in bitcoin and ethereum treasury management activities. BitMine operates primarily in the United States and is headquartered in Las Vegas, Nevada, United States.
Information regarding BitMine Immersion Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.bitminetech.io), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the NYSE American LLC ("NYSE American"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of BitMine Immersion Technologies, Inc. Information about BitMine Immersion Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. BitMine Immersion Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi JOBY 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Joby Aviation, Inc. ("Joby"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Joby Aviation, Inc. As of the date of this Prospectus, Joby Aviation, Inc. is assigned to the aerospace and space technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Joby Aviation, Inc. (NYSE: JOBY) ("Joby")
is a United States-based aviation company developing electric vertical takeoff and landing (eVTOL) aircraft and air taxi services. The company is focused on commercializing aerial ridesharing and related aviation technologies. Joby is headquartered in Santa Cruz, California, United States.
Information regarding Joby Aviation, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.jobyaviation.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Joby Aviation, Inc. Information about Joby Aviation, Inc. included in this Prospectus is based on the date of this Prospectus. Joby Aviation, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ALAB 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Astera Labs, Inc. ("Astera Labs"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Astera Labs, Inc. As of the date of this Prospectus, Astera Labs, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Astera Labs, Inc. (NASDAQ: ALAB) ("Astera Labs")
is a United States-based semiconductor company that designs and provides connectivity solutions for cloud and artificial intelligence (AI) infrastructure. The company develops semiconductor-based products that enable high-speed data transfer and system interoperability across data center, networking, and accelerator platforms. Astera Labs operates globally and is headquartered in Santa Clara, California, United States.
Information regarding Astera Labs, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.asteralabs.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Astera Labs, Inc. Information about Astera Labs, Inc. included in this Prospectus is based on the date of this Prospectus. Astera Labs, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi LITE 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lumentum Holdings Inc. ("Lumentum"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Lumentum Holdings Inc. As of the date of this Prospectus, Lumentum Holdings Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Lumentum Holdings Inc. (NASDAQ: LITE) ("Lumentum")
is a United States-based technology company engaged in the design and manufacture of optical and photonic products used in communications networking, cloud and data center, and industrial applications. Lumentum operates globally and is headquartered in San Jose, California, United States.
Information regarding Lumentum Holdings Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.lumentum.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Lumentum Holdings Inc. Information about Lumentum Holdings Inc. included in this Prospectus is based on the date of this Prospectus. Lumentum Holdings Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi TEM 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Tempus AI, Inc. ("Tempus"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Tempus AI, Inc. As of the date of this Prospectus, Tempus AI, Inc. is assigned to the health technology and precision medicine industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Tempus AI, Inc. (NASDAQ: TEM) ("Tempus")
is a United States-based health technology company providing data-driven precision medicine tools, including diagnostics, analytics, and artificial intelligence-enabled platforms for clinical and research use. Tempus operates primarily in the United States and is headquartered in Chicago, Illinois, United States.
Information regarding Tempus AI, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.tempus.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Tempus AI, Inc. Information about Tempus AI, Inc. included in this Prospectus is based on the date of this Prospectus. Tempus AI, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi UPST 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Upstart Holdings, Inc. ("Upstart"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Upstart Holdings, Inc. As of the date of this Prospectus, Upstart Holdings, Inc. is assigned to the financial technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Upstart Holdings, Inc. (NASDAQ: UPST) ("Upstart")
is a United States-based financial technology company that provides an artificial intelligence-enabled lending platform for banks and credit unions. The company facilitates consumer lending products by connecting borrowers with financial institutions. Upstart is headquartered in San Mateo, California, United States.
Information regarding Upstart Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.upstart.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Upstart Holdings, Inc. Information about Upstart Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. Upstart Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi WDC 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Western Digital Corporation ("Western Digital"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Western Digital Corporation. As of the date of this Prospectus, Western Digital Corporation is assigned to the data storage technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Western Digital Corporation (NASDAQ: WDC) ("Western Digital")
is a United States-based data storage company engaged in the development and sale of hard disk drives and related data storage solutions. The company's products are used in data centers, client devices, and consumer electronics. Western Digital operates globally and is headquartered in San Jose, California, United States.
Information regarding Western Digital Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.westerndigital.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Western Digital Corporation. Information about Western Digital Corporation included in this Prospectus is based on the date of this Prospectus. Western Digital Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi UUUU 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Energy Fuels Inc. ("Energy Fuels"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Energy Fuels Inc. As of the date of this Prospectus, Energy Fuels Inc. is assigned to the nuclear and advanced energy industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Energy Fuels Inc. (NYSE American: UUUU) ("Energy Fuels"
) is a United States-based uranium and rare earth materials company engaged in uranium mining, production, and related processing activities. The company also produces and develops rare earth elements and other critical materials. Energy Fuels operates primarily in North America and is headquartered in Lakewood, Colorado, United States.
Information regarding Energy Fuels Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.energyfuels.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the NYSE American LLC ("NYSE American"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Energy Fuels Inc. Information about Energy Fuels Inc. included in this Prospectus is based on the date of this Prospectus. Energy Fuels Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi SMR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of NuScale Power Corporation ("NuScale"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to NuScale Power Corporation. As of the date of this Prospectus, NuScale Power Corporation is assigned to the nuclear and advanced energy industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
NuScale Power Corporation (NYSE: SMR) ("NuScale")
is a United States-based nuclear technology company developing small modular reactor (SMR) power plant solutions and related services. The company focuses on scalable nuclear energy technologies for electricity generation. NuScale is headquartered in Corvallis, Oregon, United States.
Information regarding NuScale Power Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.nuscalepower.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of NuScale Power Corporation. Information about NuScale Power Corporation included in this Prospectus is based on the date of this Prospectus. NuScale Power Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi QBTS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of D-Wave Quantum Inc. ("D-Wave"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to D-Wave Quantum Inc. As of the date of this Prospectus, D-Wave Quantum Inc. is assigned to the quantum computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
D-Wave Quantum Inc. (NYSE: QBTS) ("D-Wave")
is a Canada-based quantum computing company developing quantum computing systems, software, and cloud services. The company offers quantum computing solutions intended for optimization and related computational problems. D-Wave operates globally and is headquartered in Burnaby, British Columbia, Canada.
Information regarding D-Wave Quantum Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.dwavesys.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of D-Wave Quantum Inc. Information about D-Wave Quantum Inc. included in this Prospectus is based on the date of this Prospectus. D-Wave Quantum Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi SOFI 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SoFi Technologies, Inc. ("SoFi"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to SoFi Technologies, Inc. As of the date of this Prospectus, SoFi Technologies, Inc. is assigned to the financial technology and brokerage industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
SoFi Technologies, Inc. (NASDAQ: SOFI) ("SoFi")
is a United States-based digital financial services company offering lending, banking, investing, and financial planning products through an integrated platform. SoFi operates primarily in the United States and is headquartered in San Francisco, California, United States.
Information regarding SoFi Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.sofi.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of SoFi Technologies, Inc. Information about SoFi Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. SoFi Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi RGTI 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rigetti Computing, Inc. ("Rigetti"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Rigetti Computing, Inc. As of the date of this Prospectus, Rigetti Computing, Inc. is assigned to the quantum computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Rigetti Computing, Inc. (NASDAQ: RGTI) ("Rigetti")
is a United States-based technology company developing quantum computing hardware and software, including cloud-accessible quantum computing services. The company focuses on superconducting quantum processors and related technologies. Rigetti is headquartered in Berkeley, California, United States.
Information regarding Rigetti Computing, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.rigetti.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rigetti Computing, Inc. Information about Rigetti Computing, Inc. included in this Prospectus is based on the date of this Prospectus. Rigetti Computing, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi NVO 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Novo Nordisk A/S ("Novo Nordisk"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Novo Nordisk A/S. As of the date of this Prospectus, Novo Nordisk A/S is assigned to the pharmaceutical industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Novo Nordisk A/S (NYSE: NVO) ("Novo Nordisk")
is a Denmark-based pharmaceutical company engaged in the research, development, manufacture, and sale of medicines, including treatments for diabetes, obesity, and other serious chronic diseases. Novo Nordisk operates globally and is headquartered in Bagsværd, Denmark.
Information regarding Novo Nordisk A/S may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.novonordisk.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Novo Nordisk A/S. Information about Novo Nordisk A/S included in this Prospectus is based on the date of this Prospectus. Novo Nordisk A/S is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi RDDT 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Reddit, Inc. ("Reddit"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Reddit, Inc. As of the date of this Prospectus, Reddit, Inc. is assigned to the internet platform and digital advertising industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Reddit, Inc. (NYSE: RDDT) ("Reddit")
is a United States-based technology company that operates an online community platform featuring user-generated content and advertising services. The company generates revenue primarily from advertising and related data and platform services. Reddit operates globally and is headquartered in San Francisco, California, United States.
Information regarding Reddit, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.redditinc.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Reddit, Inc. Information about Reddit, Inc. included in this Prospectus is based on the date of this Prospectus. Reddit, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CRWD 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of CrowdStrike Holdings, Inc. ("CrowdStrike"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to CrowdStrike Holdings, Inc. As of the date of this Prospectus, CrowdStrike Holdings, Inc. is assigned to the cybersecurity industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
CrowdStrike Holdings, Inc. (NASDAQ: CRWD) ("CrowdStrike")
is a United States-based cybersecurity company providing cloud-delivered endpoint and threat intelligence solutions. The company's platform is used by organizations to prevent, detect, and respond to cyber threats. CrowdStrike operates globally and is headquartered in Austin, Texas, United States.
Information regarding CrowdStrike Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.crowdstrike.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of CrowdStrike Holdings, Inc. Information about CrowdStrike Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. CrowdStrike Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MARA 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of MARA Holdings, Inc. ("Marathon"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to MARA Holdings, Inc. As of the date of this Prospectus, MARA Holdings, Inc. is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
MARA Holdings, Inc. (NASDAQ: MARA) ("Marathon")
is a United States-based digital asset technology company primarily engaged in bitcoin mining and related data center operations. The company operates mining facilities and infrastructure to support blockchain networks. Marathon is headquartered in Fort Lauderdale, Florida, United States.
Information regarding Marathon Digital Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.mara.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of MARA Holdings, Inc. Information about MARA Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. MARA Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi IREN 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of IREN Limited ("IREN"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Iris Energy Limited. As of the date of this Prospectus, IREN Limited is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
IREN Limited (NASDAQ: IREN) ("IREN")
is an Australia-based company engaged in bitcoin mining and data center infrastructure powered primarily by renewable energy sources. The company develops and operates data center facilities supporting high-performance computing and digital asset mining. IREN operates globally and is headquartered in Sydney, Australia.
Information regarding Iris Energy Limited may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.irisenergy.co), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of IREN Limited. Information about IREN Limited included in this Prospectus is based on the date of this Prospectus. Iris Energy Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi NBIS 2x Daily ETF [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Nebius Group N.V. ("Nebius"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Nebius Group N.V. As of the date of this Prospectus, Nebius Group N.V. is assigned to the cloud computing and AI infrastructure industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Nebius Group N.V. (NASDAQ: NBIS) ("Nebius")
is a Netherlands-based technology company that provides cloud infrastructure and related services designed to support artificial intelligence and data-intensive workloads. The company offers computing, storage, and platform solutions for developers, enterprises, and research organizations requiring high-performance processing capabilities. Nebius operates internationally and is headquartered in Amsterdam, Netherlands.
Information regarding Nebius Group N.V. may be obtained from publicly available sources, including, but not limited to, the company's website (https://nebius.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Nebius Group N.V. Information about Nebius Group N.V. included in this Prospectus is based on the date of this Prospectus. Nebius Group N.V. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi VRT 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Vertiv Holdings Co. ("Vertiv"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Vertiv Holdings Co. As of the date of this Prospectus, Vertiv Holdings Co. is assigned to the data center infrastructure industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Vertiv Holdings Co. (NYSE: VRT) ("Vertiv")
is a United States-based provider of critical digital infrastructure and continuity solutions for data centers, communication networks, and commercial and industrial facilities. The company's offerings include power, thermal management, and infrastructure management solutions. Vertiv operates globally and is headquartered in Westerville, Ohio, United States.
Information regarding Vertiv Holdings Co. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.vertiv.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Vertiv Holdings Co. Information about Vertiv Holdings Co. included in this Prospectus is based on the date of this Prospectus. Vertiv Holdings Co. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi NOW 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ServiceNow, Inc. ("ServiceNow"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to ServiceNow, Inc. As of the date of this Prospectus, ServiceNow, Inc. is assigned to the enterprise software and cloud computing industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
ServiceNow, Inc. (NYSE: NOW) ("ServiceNow")
is a United States-based enterprise software company providing cloud-based workflow and automation platforms. The company's products help organizations manage digital workflows across IT, employee, customer, and creator operations. ServiceNow operates globally and is headquartered in Santa Clara, California, United States.
Information regarding ServiceNow, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.servicenow.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ServiceNow, Inc. Information about ServiceNow, Inc. included in this Prospectus is based on the date of this Prospectus. ServiceNow, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi RIVN 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rivian Automotive, Inc. ("Rivian"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Rivian Automotive, Inc. As of the date of this Prospectus, Rivian Automotive, Inc. is assigned to the electric vehicle and automotive industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Rivian Automotive, Inc. (NASDAQ: RIVN) ("Rivian")
is a United States-based automotive company engaged in the design, development, and manufacture of electric vehicles and related software and services. The company's products include electric trucks, SUVs, and delivery vans. Rivian operates primarily in North America and is headquartered in Irvine, California, United States.
Information regarding Rivian Automotive, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://rivian.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rivian Automotive, Inc. Information about Rivian Automotive, Inc. included in this Prospectus is based on the date of this Prospectus. Rivian Automotive, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CRDO 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Credo Technology Group Holding Ltd. ("Credo"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Credo Technology Group Holding Ltd. As of the date of this Prospectus, Credo Technology Group Holding Ltd. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Credo Technology Group Holding Ltd. (NASDAQ: CRDO) ("Credo")
is a Cayman Islands-based semiconductor company that develops high-speed connectivity solutions for data center and enterprise networking markets. The company designs semiconductor products and intellectual property enabling high-bandwidth data transmission. Credo operates globally and is headquartered in San Jose, California, United States.
Information regarding Credo Technology Group Holding Ltd. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.credosemi.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Credo Technology Group Holding Ltd. Information about Credo Technology Group Holding Ltd. included in this Prospectus is based on the date of this Prospectus. Credo Technology Group Holding Ltd. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi GLXY 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Galaxy Digital Inc. ("Galaxy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Galaxy Digital Inc. As of the date of this Prospectus, Galaxy Digital Inc. is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Galaxy Digital Inc. (NASDAQ: GLXY) ("Galaxy")
is a United States-based digital assets and financial services company providing trading, asset management, investment banking, and infrastructure services in the digital asset ecosystem. Galaxy operates globally and is headquartered in New York, New York, United States.
Information regarding Galaxy Digital Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.galaxydigital.io), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Galaxy Digital Inc. Information about Galaxy Digital Inc. included in this Prospectus is based on the date of this Prospectus. Galaxy Digital Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ARM 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Arm Holdings plc ("Arm"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Arm Holdings plc. As of the date of this Prospectus, Arm Holdings plc is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Arm Holdings plc (NASDAQ: ARM) ("Arm")
is a United Kingdom-based semiconductor and software design company that develops processor architectures and related technologies used in mobile devices, consumer electronics, data centers, and embedded systems. Arm licenses its intellectual property to semiconductor companies and device manufacturers worldwide. Arm operates globally and is headquartered in Cambridge, England, United Kingdom.
Information regarding Arm Holdings plc may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.arm.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Arm Holdings plc. Information about Arm Holdings plc included in this Prospectus is based on the date of this Prospectus. Arm Holdings plc is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi GME 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of GameStop Corp. ("GameStop"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to GameStop Corp. As of the date of this Prospectus, GameStop Corp. is assigned to the specialty retail industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
GameStop Corp. (NYSE: GME) ("GameStop"
) is a United States-based specialty retailer focused on video game hardware, software, accessories, and related products, with additional operations in collectibles and e-commerce. GameStop operates primarily in the United States and is headquartered in Grapevine, Texas, United States.
Information regarding GameStop Corp. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.gamestop.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of GameStop Corp. Information about GameStop Corp. included in this Prospectus is based on the date of this Prospectus. GameStop Corp. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi EOSE 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Eos Energy Enterprises, Inc. ("Eos Energy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Eos Energy Enterprises, Inc. As of the date of this Prospectus, Eos Energy Enterprises, Inc. is assigned to the energy storage technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Eos Energy Enterprises, Inc. (NASDAQ: EOSE) ("Eos Energy")
is a United States-based energy storage company developing and manufacturing zinc-based battery storage systems for utility-scale, commercial, and industrial customers. Eos Energy operates primarily in the United States and is headquartered in Edison, New Jersey, United States.
Information regarding Eos Energy Enterprises, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.eose.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Eos Energy Enterprises, Inc. Information about Eos Energy Enterprises, Inc. included in this Prospectus is based on the date of this Prospectus. Eos Energy Enterprises, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CIFR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Cipher Digital Inc. ("Cipher"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Cipher Mining Inc. As of the date of this Prospectus, Cipher Digital Inc. is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Cipher Digital Inc. (NASDAQ: CIFR) ("Cipher")
is a United States-based company engaged in bitcoin mining and data center operations. The company develops and operates mining sites and infrastructure supporting blockchain networks. Cipher is headquartered in New York, New York, United States.
Information regarding Cipher Mining Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ciphermining.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Cipher Digital Inc. Information about Cipher Digital Inc. included in this Prospectus is based on the date of this Prospectus. Cipher Mining Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ACHR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Archer Aviation Inc. ("Archer"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Archer Aviation Inc. As of the date of this Prospectus, Archer Aviation Inc. is assigned to the aerospace and space technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Archer Aviation Inc. (NYSE: ACHR) ("Archer")
is a United States-based aviation company developing electric vertical takeoff and landing (eVTOL) aircraft and related air mobility services. The company is focused on commercializing urban air mobility solutions. Archer is headquartered in San Jose, California, United States.
Information regarding Archer Aviation Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.archer.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Archer Aviation Inc. Information about Archer Aviation Inc. included in this Prospectus is based on the date of this Prospectus. Archer Aviation Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi BE 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Bloom Energy Corporation ("Bloom Energy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Bloom Energy Corporation. As of the date of this Prospectus, Bloom Energy Corporation is assigned to the energy technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Bloom Energy Corporation (NYSE: BE) ("Bloom Energy")
is a United States-based energy technology company that designs, manufactures, and sells solid oxide fuel cell systems for on-site power generation. The company serves commercial, industrial, and utility customers. Bloom Energy operates globally and is headquartered in San Jose, California, United States.
Information regarding Bloom Energy Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.bloomenergy.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Bloom Energy Corporation. Information about Bloom Energy Corporation included in this Prospectus is based on the date of this Prospectus. Bloom Energy Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi NVTS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Navitas Semiconductor Corporation ("Navitas"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Navitas Semiconductor Corporation. As of the date of this Prospectus, Navitas Semiconductor Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Navitas Semiconductor Corporation (NASDAQ: NVTS) ("Navitas")
is a United States-based semiconductor company focused on power electronics, including gallium nitride (GaN) and silicon carbide (SiC) power semiconductors used in data centers, electric vehicles, mobile devices, and industrial applications. Navitas operates globally and is headquartered in Torrance, California, United States.
Information regarding Navitas Semiconductor Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://navitassemi.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Navitas Semiconductor Corporation. Information about Navitas Semiconductor Corporation included in this Prospectus is based on the date of this Prospectus. Navitas Semiconductor Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ONDS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Ondas Inc. ("Ondas"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Ondas Holdings Inc. As of the date of this Prospectus, Ondas Inc. is assigned to the wireless and drone technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Ondas Inc. (NASDAQ: ONDS) ("Ondas")
is a United States-based technology company providing wireless connectivity and drone solutions. The company develops private wireless networks and aerial data solutions for industrial and government customers. Ondas operates primarily in the United States and is headquartered in Sunnyvale, California, United States.
Information regarding Ondas Holdings Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ondas.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Ondas Inc. Information about Ondas Inc. included in this Prospectus is based on the date of this Prospectus. Ondas Holdings Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi HIMS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Hims & Hers Health, Inc. ("Hims"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Hims & Hers Health, Inc. As of the date of this Prospectus, Hims & Hers Health, Inc. is assigned to the telehealth and digital health industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Hims & Hers Health, Inc. (NYSE: HIMS) ("Hims")
is a United States-based telehealth company that provides digital health and wellness services through an online platform. The company offers prescription and non-prescription products across multiple healthcare categories. Hims is headquartered in San Francisco, California, United States.
Information regarding Hims & Hers Health, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.hims.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Hims & Hers Health, Inc. Information about Hims & Hers Health, Inc. included in this Prospectus is based on the date of this Prospectus. Hims & Hers Health, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MRVL 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Marvell Technology, Inc. ("Marvell"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Marvell Technology, Inc. As of the date of this Prospectus, Marvell Technology, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Marvell Technology, Inc. (NASDAQ: MRVL) ("Marvell")
is a United States-based semiconductor company that designs and develops data infrastructure semiconductor solutions. The company's products are used in data centers, networking, storage, and carrier infrastructure. Marvell operates globally and is headquartered in Santa Clara, California, United States.
Information regarding Marvell Technology, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.marvell.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Marvell Technology, Inc. Information about Marvell Technology, Inc. included in this Prospectus is based on the date of this Prospectus. Marvell Technology, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi LRCX 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lam Research Corporation ("Lam Research"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Lam Research Corporation. As of the date of this Prospectus, Lam Research Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Lam Research Corporation (NASDAQ: LRCX) ("Lam Research")
is a United States-based semiconductor equipment manufacturer that designs and services wafer fabrication equipment used in integrated circuit manufacturing. Lam Research operates globally and is headquartered in Fremont, California, United States.
Information regarding Lam Research Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.lamresearch.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Lam Research Corporation. Information about Lam Research Corporation included in this Prospectus is based on the date of this Prospectus. Lam Research Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi LRN 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Stride, Inc. ("Stride"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Stride, Inc. As of the date of this Prospectus, Stride, Inc. is assigned to the education technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Stride, Inc. (NYSE: LRN) ("Stride")
is a United States-based education technology company that provides online and blended learning programs and education services. The company offers learning solutions for K-12 students and career learning programs through partnerships with school districts and other institutions. Stride is headquartered in Reston, Virginia, United States.
Information regarding Stride, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.stridelearning.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Stride, Inc. Information about Stride, Inc. included in this Prospectus is based on the date of this Prospectus. Stride, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi TER 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Teradyne, Inc. ("Teradyne"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Teradyne, Inc. As of the date of this Prospectus, Teradyne, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Teradyne, Inc. (NASDAQ: TER) ("Teradyne")
is a United States-based technology company that develops automated test equipment and robotics systems used in semiconductor and electronics manufacturing. Teradyne is headquartered in North Reading, Massachusetts, United States.
Information regarding Teradyne, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.teradyne.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Teradyne, Inc. Information about Teradyne, Inc. included in this Prospectus is based on the date of this Prospectus. Teradyne, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi COHR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Coherent Corp. ("Coherent"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Coherent Corp. As of the date of this Prospectus, Coherent Corp. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Coherent Corp. (NYSE: COHR) ("Coherent")
is a United States-based photonics and materials company that develops engineered materials, lasers, and optical components used in industrial, communications, electronics, and instrumentation markets. Coherent operates globally and is headquartered in Saxonburg, Pennsylvania, United States.
Information regarding Coherent Corp. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.coherent.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Coherent Corp. Information about Coherent Corp. included in this Prospectus is based on the date of this Prospectus. Coherent Corp. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi UCTT 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Ultra Clean Holdings, Inc. ("Ultra Clean"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Ultra Clean Holdings, Inc. As of the date of this Prospectus, Ultra Clean Holdings, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Ultra Clean Holdings, Inc. (NASDAQ: UCTT) ("Ultra Clean")
is a United States-based developer and supplier of subsystems, components, and parts used in semiconductor capital equipment. The company provides precision manufacturing, engineering, and supply chain solutions for semiconductor equipment manufacturers. Ultra Clean operates globally and is headquartered in Hayward, California, United States.
Information regarding Ultra Clean Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.uct.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Ultra Clean Holdings, Inc. Information about Ultra Clean Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. Ultra Clean Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi LASR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of nLIGHT, Inc. ("nLIGHT"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to nLIGHT, Inc. As of the date of this Prospectus, nLIGHT, Inc. is assigned to the semiconductor and photonics industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
nLIGHT, Inc. (NASDAQ: LASR) ("nLIGHT")
is a United States-based technology company that develops and manufactures semiconductor and fiber lasers for industrial, aerospace, and defense applications. The company provides high-performance laser solutions used in precision manufacturing and advanced sensing and defense systems. nLIGHT is headquartered in Camas, Washington, United States.
Information regarding nLIGHT, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.nlight.net), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of nLIGHT, Inc. Information about nLIGHT, Inc. included in this Prospectus is based on the date of this Prospectus. nLIGHT, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ACLS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Axcelis Technologies, Inc. ("Axcelis"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Axcelis Technologies, Inc. As of the date of this Prospectus, Axcelis Technologies, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Axcelis Technologies, Inc. (NASDAQ: ACLS) ("Axcelis")
is a United States-based semiconductor equipment company that designs, manufactures, and services ion implantation equipment used in semiconductor fabrication. Axcelis operates globally and is headquartered in Beverly, Massachusetts, United States.
Information regarding Axcelis Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.axcelis.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Axcelis Technologies, Inc. Information about Axcelis Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. Axcelis Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi SIMO 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Silicon Motion Technology Corporation ("Silicon Motion"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Silicon Motion Technology Corporation. As of the date of this Prospectus, Silicon Motion Technology Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Silicon Motion Technology Corporation (NASDAQ: SIMO) ("Silicon Motion")
is a semiconductor company that designs and develops NAND flash controllers and storage solutions used in solid-state storage devices. The company operates globally and is headquartered in Taiwan, with corporate operations in the United States.
Information regarding Silicon Motion Technology Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.siliconmotion.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Silicon Motion Technology Corporation. Information about Silicon Motion Technology Corporation included in this Prospectus is based on the date of this Prospectus. Silicon Motion Technology Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CAMT 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Camtek Ltd. ("Camtek"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Camtek Ltd. As of the date of this Prospectus, Camtek Ltd. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Camtek Ltd. (NASDAQ: CAMT) ("Camtek")
is an Israel-based semiconductor inspection and metrology company that develops equipment used to enhance yield and performance in advanced semiconductor manufacturing, including advanced packaging applications. Camtek operates globally and is headquartered in Migdal HaEmek, Israel.
Information regarding Camtek Ltd. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.camtek.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Camtek Ltd. Information about Camtek Ltd. included in this Prospectus is based on the date of this Prospectus. Camtek Ltd. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MNST 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Monster Beverage Corporation ("Monster"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Monster Beverage Corporation. As of the date of this Prospectus, Monster Beverage Corporation is assigned to the beverage industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Monster Beverage Corporation (NASDAQ: MNST) ("Monster")
is a United States-based beverage company that develops, markets, and distributes energy drinks and related beverage products. The company sells its products globally through a network of distributors and partners and is headquartered in Corona, California, United States.
Information regarding Monster Beverage Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.monsterbevcorp.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Monster Beverage Corporation. Information about Monster Beverage Corporation included in this Prospectus is based on the date of this Prospectus. Monster Beverage Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CRUS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Cirrus Logic, Inc. ("Cirrus"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Cirrus Logic, Inc. As of the date of this Prospectus, Cirrus Logic, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Cirrus Logic, Inc. (NASDAQ: CRUS) ("Cirrus")
is a United States-based semiconductor company that develops mixed-signal processing solutions for audio, voice, and power applications. The company's products are used in smartphones, consumer electronics, and industrial systems. Cirrus Logic operates globally and is headquartered in Austin, Texas, United States.
Information regarding Cirrus Logic, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.cirrus.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Cirrus Logic, Inc. Information about Cirrus Logic, Inc. included in this Prospectus is based on the date of this Prospectus. Cirrus Logic, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi AMKR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Amkor Technology, Inc. ("Amkor"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Amkor Technology, Inc. As of the date of this Prospectus, Amkor Technology, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Amkor Technology, Inc. (NASDAQ: AMKR) ("Amkor")
is a United States-based semiconductor packaging and test services provider that offers outsourced assembly and test solutions for semiconductor manufacturers and electronics companies. The company operates globally and is headquartered in Tempe, Arizona, United States.
Information regarding Amkor Technology, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.amkor.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Amkor Technology, Inc. Information about Amkor Technology, Inc. included in this Prospectus is based on the date of this Prospectus. Amkor Technology, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi UMC 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of United Microelectronics Corporation ("UMC"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to United Microelectronics Corporation. As of the date of this Prospectus, United Microelectronics Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
United Microelectronics Corporation (NYSE: UMC) ("UMC")
is a Taiwan-based semiconductor foundry company that manufactures integrated circuits for fabless semiconductor companies. The company provides wafer fabrication services across a range of process technologies and serves customers worldwide. UMC is headquartered in Hsinchu, Taiwan.
Information regarding United Microelectronics Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.umc.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of United Microelectronics Corporation. Information about United Microelectronics Corporation included in this Prospectus is based on the date of this Prospectus. United Microelectronics Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi AMAT 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Applied Materials, Inc. ("Applied Materials"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Applied Materials, Inc. As of the date of this Prospectus, Applied Materials, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Applied Materials, Inc. (NASDAQ: AMAT) ("Applied Materials")
is a United States-based provider of materials engineering solutions used to produce semiconductor chips, displays, and related electronic devices. The company supplies manufacturing equipment, services, and software to semiconductor and electronics manufacturers worldwide and is headquartered in Santa Clara, California, United States.
Information regarding Applied Materials, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.appliedmaterials.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Applied Materials, Inc. Information about Applied Materials, Inc. included in this Prospectus is based on the date of this Prospectus. Applied Materials, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ACMR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ACM Research, Inc. ("ACM Research"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to ACM Research, Inc. As of the date of this Prospectus, ACM Research, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
ACM Research, Inc. (NASDAQ: ACMR) ("ACM Research")
is a United States-based semiconductor equipment company that develops wafer cleaning, electrochemical plating, and other process technologies used in semiconductor manufacturing. The company serves customers globally and is headquartered in Fremont, California, United States.
Information regarding ACM Research, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.acmrcsh.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ACM Research, Inc. Information about ACM Research, Inc. included in this Prospectus is based on the date of this Prospectus. ACM Research, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ONTO 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Onto Innovation Inc. ("Onto Innovation"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Onto Innovation Inc. As of the date of this Prospectus, Onto Innovation Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Onto Innovation Inc. (NYSE: ONTO) ("Onto Innovation")
is a United States-based semiconductor process control company that provides inspection, metrology, and software solutions used in semiconductor manufacturing. The company serves advanced packaging, wafer fabrication, and device manufacturers worldwide and is headquartered in Wilmington, Massachusetts, United States.
Information regarding Onto Innovation Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ontoinnovation.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Onto Innovation Inc. Information about Onto Innovation Inc. included in this Prospectus is based on the date of this Prospectus. Onto Innovation Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi KEYS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Keysight Technologies, Inc. ("Keysight"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Keysight Technologies, Inc. As of the date of this Prospectus, Keysight Technologies, Inc. is assigned to the electronic test and measurement industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Keysight Technologies, Inc. (NYSE: KEYS) ("Keysight")
is a United States-based technology company that provides electronic design, testing, and measurement solutions used in communications, aerospace, defense, and electronics industries. The company operates globally and is headquartered in Santa Rosa, California, United States.
Information regarding Keysight Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.keysight.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Keysight Technologies, Inc. Information about Keysight Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. Keysight Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi RMBS 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rambus Inc. ("Rambus"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Rambus Inc. As of the date of this Prospectus, Rambus Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Rambus Inc. (NASDAQ: RMBS) ("Rambus")
is a United States-based semiconductor and intellectual property company that develops memory interface chips, security technologies, and licensing solutions used in data centers, consumer electronics, and computing systems. Rambus operates globally and is headquartered in San Jose, California, United States.
Information regarding Rambus Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.rambus.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rambus Inc. Information about Rambus Inc. included in this Prospectus is based on the date of this Prospectus. Rambus Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi AXTI 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AXT, Inc. ("AXT"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to AXT, Inc. As of the date of this Prospectus, AXT, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
AXT, Inc. (NASDAQ: AXTI) ("AXT")
is a United States-based semiconductor materials company that develops and manufactures compound semiconductor substrates used in high-performance electronics, optoelectronics, and wireless communication applications. The company supplies materials to semiconductor device manufacturers worldwide and is headquartered in Fremont, California, United States.
Information regarding AXT, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (http://www.axt.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of AXT, Inc. Information about AXT, Inc. included in this Prospectus is based on the date of this Prospectus. AXT, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi TPL 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Texas Pacific Land Corporation ("TPL"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Texas Pacific Land Corporation. As of the date of this Prospectus, Texas Pacific Land Corporation is assigned to the land and natural resource management industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Texas Pacific Land Corporation (NYSE: TPL) ("TPL")
is a United States-based land and resource management company that owns and manages surface and royalty interests across large areas of land, primarily in Texas. The company generates revenue from oil and gas royalties, water services, and land leases and is headquartered in Dallas, Texas, United States.
Information regarding Texas Pacific Land Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.texaspacific.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Texas Pacific Land Corporation. Information about Texas Pacific Land Corporation included in this Prospectus is based on the date of this Prospectus. Texas Pacific Land Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MPWR 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Monolithic Power Systems, Inc. ("Monolithic Power Systems"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Monolithic Power Systems, Inc. As of the date of this Prospectus, Monolithic Power Systems, Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Monolithic Power Systems, Inc. (NASDAQ: MPWR) ("Monolithic Power Systems")
is a United States-based semiconductor company that designs and develops power management solutions used in data centers, automotive systems, industrial equipment, communications infrastructure, and consumer electronics. The company supplies integrated circuits to customers worldwide and is headquartered in Kirkland, Washington, United States.
Information regarding Monolithic Power Systems, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.monolithicpower.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Monolithic Power Systems, Inc. Information about Monolithic Power Systems, Inc. included in this Prospectus is based on the date of this Prospectus. Monolithic Power Systems, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CRCL 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Circle Internet Group, Inc. ("Circle"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Circle Internet Group, Inc. As of the date of this Prospectus, Circle Internet Group, Inc. is assigned to the digital asset industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Circle Internet Group, Inc. (NYSE: CRCL) ("Circle")
is a United States-based financial technology company that provides digital currency infrastructure and stablecoin technology. The company offers products and services that enable businesses to use stablecoins and public blockchains for payments, treasury operations, and related financial applications. Circle is headquartered in New York, New York, United States.
Information regarding Circle Internet Group, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.circle.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Circle Internet Group, Inc. Information about Circle Internet Group, Inc. included in this Prospectus is based on the date of this Prospectus. Circle Internet Group, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MSI 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Motorola Solutions, Inc. ("Motorola"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Motorola Solutions, Inc. As of the date of this Prospectus, Motorola Solutions, Inc. is assigned to the safety and security technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Motorola Solutions, Inc. (NYSE: MSI) ("Motorola")
is a United States-based technology company that provides safety and security products and services. The company offers mission-critical communications systems and devices, video security and access control solutions, and command center software used by public safety agencies, government customers, and enterprises. Motorola is headquartered in Chicago, Illinois, United States.
Information regarding Motorola Solutions, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.motorolasolutions.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Motorola Solutions, Inc. Information about Motorola Solutions, Inc. included in this Prospectus is based on the date of this Prospectus. Motorola Solutions, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi CART 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Maplebear Inc. ("Instacart"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Maplebear Inc. (Instacart). As of the date of this Prospectus, Maplebear Inc. (Instacart) is assigned to the e-commerce and delivery technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Maplebear Inc. (NASDAQ: CART) ("Instacart")
is a United States-based technology company that operates an online grocery delivery and pickup platform connecting consumers with participating retailers through its website and mobile application. Instacart also provides related services and tools for retail partners, including e-commerce enablement and advertising/retail media offerings. Instacart is headquartered in San Francisco, California, United States.
Information regarding Maplebear Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.instacart.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Maplebear Inc. Information about Maplebear Inc. included in this Prospectus is based on the date of this Prospectus. Maplebear Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.